ADVANCES FROM THE FEDERAL HOME LOAN BANK (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Federal Home Loan Bank, Advances [Line Items]
2017	$ 26,931	$ 13,923
2018	2,328	6,431
2019	3,249	2,328
2020	189	3,249
2021	142	189
2022	107	142
2023	79	107
2024-2032	186	266
Advances from Federal Home Loan Banks	$ 33,211	$ 26,635